SCHEDULE OF GEOGRAPHIC SEGMENTS (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Equipment	$ 15	$ 16
Exploration and evaluation assets	39,174	39,099
CA [Member]
IfrsStatementLineItems [Line Items]
Equipment	4	4
Exploration and evaluation assets	2,517	2,495
GL [Member]
IfrsStatementLineItems [Line Items]
Equipment	11	12
Exploration and evaluation assets	$ 36,657	$ 36,604